Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue recognized in deferred revenue	$ 786	$ 796
Amortization of deferred commissions	128	120
Aggregate amount of transaction price allocated to remaining performance obligations	16,000	16,100
Refinitiv [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenues from Contracts With Customers	$ 336	$ 336